Explanation of initial application of IFRS 16 (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Explanation of initial application of IFRS 16 [Line Items]
Current non-financial assets (Note 15)		₩ 1,206,377	₩ 875,867	₩ 878,888
Total current assets		19,483,001	19,742,047	19,745,068
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)		2,002,297	1,819,835	1,819,845
Property, plant and equipment, net (Notes 18,24,27 and 49)		164,701,827	157,691,141	152,743,194
Non-current non-financial assets (Note 15)		166,929	325,820	327,152
Total non-current assets		178,114,791	170,450,598	165,503,993
Total Assets (Note 4)		197,597,792	190,192,645	185,249,061	₩ 181,788,915
Trade and other payables, net (Notes 5,22,24,45 and 47)		6,649,402	6,915,699	6,405,395
Total current liabilities		24,231,656	22,351,837	21,841,533
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)		6,965,760	7,374,976	2,941,696
Total non-current liabilities		104,476,487	96,748,046	92,314,766
Total liabilities (Note 4)		128,708,143	119,099,883	114,156,299	₩ 108,824,274
Total liabilities and equity		₩ 197,597,792	190,192,645	₩ 185,249,061
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of Explanation of initial application of IFRS 16 [Line Items]
Current non-financial assets (Note 15)			(3,021)
Total current assets			(3,021)
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)			(10)
Property, plant and equipment, net (Notes 18,24,27 and 49)			4,947,947
Non-current non-financial assets (Note 15)			(1,332)
Total non-current assets			4,946,605
Total Assets (Note 4)			4,943,584
Trade and other payables, net (Notes 5,22,24,45 and 47)			510,304
Total current liabilities			510,304
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)			4,433,280
Total non-current liabilities			4,433,280
Total liabilities (Note 4)	[1]		4,943,584
Total liabilities and equity			₩ 4,943,584

[1]	The adjustment from the total liabilities amounting to KRW 4,943,584 is a present value of operating lease payment as of December 31, 2018, discounted by the weighted average interest rate of the lessee's incremental borrowing rates as of January 1, 2019, and deducted by the present value of short-term leases and low-value asset leases payments